Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information

	2013 Quarters
(in millions, except per share data)	1st	2nd	3rd	4th
Net revenues	$18,527	$20,483	$20,629	$20,390
Gross profit	$5,095	$5,216	$5,309	$5,187
Net earnings attributable to PMI	$2,125	$2,124	$2,340	$1,987
Per share data:
Basic EPS	$1.28	$1.30	$1.44	$1.24
Diluted EPS	$1.28	$1.30	$1.44	$1.24
Dividends declared	$0.85	$0.85	$0.94	$0.94
Market price:
— High	$93.61	$96.73	$91.40	$91.81
— Low	$84.33	$86.05	$82.86	$83.81

	2012 Quarters
(in millions, except per share data)	1st	2nd	3rd	4th
Net revenues	$18,022	$20,037	$19,592	$19,742
Gross profit	$5,006	$5,454	$5,336	$5,208
Net earnings attributable to PMI	$2,161	$2,317	$2,227	$2,095
Per share data:
Basic EPS	$1.25	$1.36	$1.32	$1.25
Diluted EPS	$1.25	$1.36	$1.32	$1.25
Dividends declared	$0.77	$0.77	$0.85	$0.85
Market price:
— High	$88.86	$91.05	$93.60	$94.13
— Low	$72.85	$81.10	$86.11	$82.10

Pre-Tax Charges Recorded in Earnings
During 2013 and 2012, PMI recorded the following pre-tax charges in earnings:

	2013 Quarters
(in millions)	1st	2nd	3rd	4th
Asset impairment and exit costs	$3	$5	$—	$301

	2012 Quarters
(in millions)	1st	2nd	3rd	4th
Asset impairment and exit costs	$8	$8	$34	$33